SHORT TERM LOAN	10 Months Ended
Dec. 31, 2023
Stardust Power Inc And Subsidiary [Member]
SHORT TERM LOAN

NOTE 9 — SHORT TERM LOAN

On November 19, 2023, the Company entered into a financing agreement of $80,800 for the purchase of an insurance policy with First Insurance Funding. The debt is payable in monthly installments of $ 8,389 per month for 10 months. Payments include a stated interest rate of 8.25% and are secured against lien on the insurance policy.

The carrying amount of $72,967 is included as Short-term Loan Liability on the accompanying consolidated balance sheet as at December 31, 2023.

The Company recognized interest expense of $717 on the accompanying consolidated statement of operations.